Basis of preparation and presentation (Details) - Schedule of consolidated financial statements	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Jaborandi Agricola Ltda [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries		99.99%	99.99%
Imobiliaria Jaborandi [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%	99.99%
Cremaq [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%	99.99%
Engenho de Maracaju [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%	99.99%
Araucaria [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%	99.99%
Mogno [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%	99.99%
Cajueiro [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%	99.99%
Ceibo [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%	99.99%
Flamboyant [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%	99.99%
Palmeiras [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%	99.99%
Agropecuaria Moroti S.A. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%	99.99%
Agrifirma [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%
Agrifirma Bahia [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%
I.A. Agro [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%
GL [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	99.99%	99.99%
Delaware [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	100.00%	100.00%
Agropecuaria Acres Del Sud S.A [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	100.00%
Ombú Agropecuaria S.A. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	100.00%
Yuchán Agropecuaria S.A. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	100.00%
Yatay Agropecuaria S.A. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	100.00%
Avante Comercializadora S.A. [Member]
Basis of preparation and presentation (Details) - Schedule of consolidated financial statements [Line Items]
Ownership interest in subsidiaries	100.00%